Mining interests - Ondundu Property - Narrative (Details) $ in Thousands					12 Months Ended
	Jul. 20, 2022 USD ($) $ / $ shares	Jul. 20, 2022 $ / $ $ / shares	Jun. 30, 2022 USD ($) $ / $ shares	Jun. 30, 2022 $ / $ $ / shares	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 XOF / $	Jul. 19, 2022
Disposal Groups, Including Discontinued Operations [Line Items]
Closing foreign exchange rate					1.32			594
Ondundu, Property | Disposal group, disposed by sale, not discontinued operations
Disposal Groups, Including Discontinued Operations [Line Items]
Consideration to be received in shares (in shares) | shares			12,000,000
Consideration To Be Received In Shares, Value, Upon Closing			$ 10,000				$ 5,000
Portion of consideration paid (received) consisting of equity shares (in CAD per share) | $ / shares		$ 0.77		$ 1.08
Closing foreign exchange rate | $ / $	1.2877	1.2877	1.29	1.29
Consideration to be received in cash	$ 4,000						$ 4,000
Reversal of impairment loss						$ 1,000
Consideration paid (received)	$ (11,000)
Consideration received in shares (in shares) | shares	12,000,000
Common share consideration received	$ 7,000
Payable term	6 months
Deferred consideration on sale of Ondundu Property (Note 10)	$ 2,500				$ 0	3,850
Losses on disposals of property, plant and equipment						3,000
Consideration paid (received) consisting of cash					$ (4,000)	$ 8,000
Additional proportion of ownership interest acquired									51.00%